Balances and transactions with related parties	12 Months Ended
Dec. 31, 2020
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Balances and transactions with related parties

(10)	Balances and transactions with related parties
The following is a summary of transactions and balances of related parties for the periods ended December 31, 2020 and 2019:

Company	Country	December 31, 2020				December 31, 2019
		Receivables	Payables	Revenues	Expenses	Receivables	Payables	Revenues	Expenses
OceanAir Linhas Aéreas. S.A.	Brasil	—	1,994	124	2,653	2,906	2,178	6,988	26,712
Opera Transporte y logística Integral S.A.S.	Colombia	—	443	—	3,329	—	448	6	4,390
Empresariales S.A.S.	Colombia	—	279	—	1,111	—	475	—	2,755
Global Operadora Hotelera S.A.S	Colombia	3	4	2	90	4	368	6	2,532
Corp Hotelera Internac.. S.A.	El Salvador	—	62	—	—	—	131	—	731
Servicios Aéreos Nacionales S.A.	Costa Rica	—	—	—	—	180	104	213	—
Turbo Leasing Corp.	Bahamas	—	—	—	—	196	—	196	—
Other		154	—	—	19	62	9	3	58

Subtotal		$157	$2,782	$126	$7,202	$3,348	$3,713	$7,412	$37,178

		Receivables	Payables			Receivables	Payables
Short–term		$157	$2,782			$3,348	$3,713

On December 31, 2020, the Avianca Holdings S.A. Group settled the liabilities and assets of Avianca Perú S.A., as a result of this transaction, the Group lost control and stopped consolidating the financial statements of Avianca Perú S.A. as of December 31, 2020.
During the period, a provision for uncollectible accounts has been recognized, in with OceanAir Linhas Aéreas for $ 10,153 USD, ($ 7,627 USD in 2019), which corresponds mainly to aircraft rentals and interline loads.
The following is a description of the nature of the services provided by and for related parties. These transactions include:

Related party	Nature of Services

Hotelería Internacional S.A. Global Operadora Hotelera S.A.S Corporación Hotelera Internacional, S.A.	Accommodation services for crews and employees of the Companies.

Empresariales S.A.S.	Transportation services for employees of Avianca, S.A.

OceanAir Linhas Aéreas, S.A. – in judicial reorganization

On July 14, 2020, OceanAir was declared bankrupt.

All contracts to date are not in force given the current situation of OceanAir and are not being executed, therefore, Avianca sent OceanAir a notification of termination of the contracts, so there are no more commercial relationships between the companies.

Opera Transporte y logística Integral SAS, before Transportadora del Meta S.A.S.	It provides Avianca, S.A. ground transportation services for cargo / courier shipments
Key management personnel compensation expense
During the year ended December 31, 2020 and 2019 the short-term employee benefits for key management personnel are $24,393 and $22,402, respectively. The Group does not have any long-term benefits including post-employment benefits, defined contribution plan, termination benefits or other long-term benefits for the key management personnel.

Following the detail for short-term compensation:

	For the year ended December 31, 2020	For the year ended December 31, 2019
Salaries	$9,249	$12,467
Bonuses	9,731	6,658
Social benefits	4,638	2,149
Compensation	18	222
Others	757	906

Total	$24,393	$22,402